Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense, Current [Abstract]
Prepaid expenses	$ 1,480,874	$ 487,471
Accrued interest receivable	66,548
Contract Commitment and Other Current Assets	5,320,951	258,901
Total prepaid and other current assets	$ 6,868,373	$ 746,372